GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 18:       GEOGRAPHIC INFORMATION

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker, who is the Chief Executive Officer, in deciding how to allocate resources and assessing performance. Over the past few years, the Company has completed several acquisitions. These acquisitions have allowed the Company to expand its offerings, presence and reach in various markets. While the Company has offerings in multiple enterprise markets, the Company’s business operates in one segment which is the High Impact Advertising solutions, and the Company’s Chief Operating Decision Maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents the total revenues for the years ended December 31, 2016, 2017 and 2018, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2016	2017	2018

North America (mainly U.S.)	$253,960	$213,471	$197,440
Europe	47,012	48,146	46,858
Other	11,822	12,369	8,547

	$312,794	$273,986	$252,845

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s property and equipment as of December 31, 2017 and 2018:

	December 31,
	2017	2018

Israel	$12,229	$11,193
U.S.	4,064	3,997
Europe	1,183	459

	17,476	$15,649